Tahoe Acquisition - Additional Information (Details) - CVRs [Member] - Tahoe Resources, Inc [member]	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Feb. 22, 2019 shares right
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares	15,600,034	15,600,034	15,600,208
Number of CVRs issued | right			313,887,490